CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 32,200	$ 4,805	¥ 63,461
Restricted cash	7,946	1,186	33,837
Accounts and notes receivable, net	40,416	6,034	47,951
Prepayment and other current assets, net	56,927	8,499	60,460
Total current assets	137,473	20,524	205,709
Non-current assets:
Property, equipment and software, net	2,092	312	3,467
Intangible assets, net			17,711
Operating lease right-of-use assets	11,725	1,750	5,104
Long-term investments	5,142	768	5,357
Goodwill	115,414	17,231	115,414
Other non-current assets	429	64	313
Total non-current assets	134,802	20,125	147,366
Total assets	272,275	40,649	353,075
Current liabilities:
Accounts payable	13,182	1,968	29,577
Advance from customers	4,772	712	15,401
Salary and welfare benefits payable	36,330	5,424	39,870
Short-term borrowings	3,140	469	7,000
Other taxes payable	21,702	3,240	21,822
Current portion of deferred revenue	3,497	522	4,139
Short-term operating lease liabilities	4,309	643	2,589
Guarantee liabilities	1,617	241	4,073
Other current liabilities	25,665	3,832	27,313
Total current liabilities	114,214	17,051	151,784
Non-current portion of deferred revenue	59	9	98
Long-term borrowings	1,800	269
Deferred tax liability	5,451	814	5,451
Long-term operating lease liabilities	6,628	990	1,475
Other non-current liabilities	743	110	957
Total non-current liabilities	14,681	2,192	7,981
Total liabilities	128,895	19,243	159,765
Commitments and contingencies
Shareholders' equity:
Treasury stock (14,907,047 and 14,907,047 treasury stock as of December 31, 2021 and June 30, 2022, respectively)	(45,886)	(6,851)	(45,886)
Additional paid-in capital	1,236,179	184,557	1,231,135
Accumulated deficit	(1,039,811)	(155,240)	(983,645)
Accumulated other comprehensive loss	(7,320)	(1,093)	(7,408)
Total TuanChe Limited shareholders' equity	143,380	21,406	194,413
Non-controlling interests			(1,103)
Total equity	143,380	21,406	193,310
TOTAL LIABILITIES AND EQUITY	272,275	40,649	353,075
Class A ordinary shares
Shareholders' equity:
Ordinary shares	183	28	182
Class B ordinary shares
Shareholders' equity:
Ordinary shares	¥ 35	$ 5	¥ 35